Earnings Per Share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of Earnings Per Share

	2019	2018	2017
Income attributable to Royal Dutch Shell plc shareholders ($ million)	15,842	23,352	12,977
Weighted average number of A and B shares used as the basis for determining:
Basic earnings per share (million)	8,058.3	8,282.8	8,223.4
Diluted earnings per share (million)	8,112.5	8,348.7	8,299.0